GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

11.    GOODWILL

The changes in the carrying amount of goodwill were as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Balance as of January 1	1,755,970	989,530	989,530	142,137
Impairment	(766,440)	—	—	—
Balance as of December 31	989,530	989,530	989,530	142,137

In September 2017, goodwill included in managed network services reporting unit was fully impaired immediately before disposal of WiFire Entities and Aipu Group. As of December 31, 2017, no impairment loss of goodwill in hosting and related services was recorded.

As of December 31, 2018 and 2019, the Company has performed a qualitative assessment for hosting and related services and no impairment loss was recorded for this year.